Related Party Transactions (Detail) - Affiliated Companies - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Operating revenues	¥ 36,994	¥ 33,091	¥ 31,903
Operating expenses	136,453	135,876	127,674
Receivables	29,374	27,896	24,349
Payables	¥ 116,164	¥ 110,631	¥ 119,708